Changes in liabilities arising from financial activities	12 Months Ended
Dec. 31, 2017
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Changes in liabilities arising from financial activities

Note 23: Changes in liabilities arising from financial activities

The change in bank loans balances is detailed as follows:

BANK LOANS FINANCIAL LIABILITY ROLL FORWARD

(€‘000)	For the year ended
EUR	2017	2016
Opening balance at January 1st,	742	40
New bank loans	—	794
Repayments	(207)	(92)

Closing balance at December 31,	536	742

The change in finance lease liability balances is detailed as follows:

FINANCE LEASES FINANCIAL LIABILITY ROLL FORWARD
(€‘000)	For the year ended
EUR	2017	2016
Opening balance at January 1st,	735	826
New finance leases	543	220
Repayments	(369)	(311)

Closing balance at December 31,	909	735

The change in recoverable cash advance liability balances is detailed as follows:

RECOVERABLE CASH ADVANCE LIABILITY ROLL FORWARD
(€‘000)	For the year ended
EUR	2017	2016
Opening balance at January 1st,	8,438	11,382
Repayments	(1,233)	(842)
Remeasurement	(80)	(2,102)
Derecognition of liability (non-recurring gain)	(5,356)

Closing balance at December 31,	1,770	8,438

The decrease of the recoverable cash advances liability at balance sheet date is due to the repayments of contractual turnover independent lump sums to the Walloon Region (relating to C-Cure and C-CATHez agreements). As a consequence of Celyad’s notification (in December 2017) to the Walloon Region not to exploit anymore C-Cure IP assets, the RCA are no longer repayable by the Group. The associated liability has been derecognized with the related gain being reported in the 2017 income statement. See Note 22.